FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of financial instruments measured at fair value on a recurring basis
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
(In thousands)	Total	Level 1	Level 2	Level 3
March 31, 2019
State and municipal	$11,535	$-	$11,535	$-
Asset-backed securities	6,048	-	6,048	-
Mortgage-backed securities	32,079	-	32,079	-
Totals	$49,662	$-	$49,662	$-

December 31, 2018
State and municipal	$20,255	$-	$20,255	$-
Asset-backed securities	6,371	-	6,371	-
Government mortgage-backed securities	24,777	-	24,777	-
Totals	$51,403	$-	$51,403	$-

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
(In thousands)	Total	Level 1	Level 2	Level 3

December 31, 2018
State and municipal	$20,255	$-	$20,255	$-
Asset-backed securities	6,371	-	6,371	-
Mortgage-backed securities	24,777	-	24,777	-
Totals	$51,403	$-	$51,403	$-

December 31, 2017
State and municipal	$21,454	$-	$21,454	$-
Asset-backed securities	7,517	-	7,517	-
Government mortgage-backed securities	32,458	-	32,458	-
Totals	$61,429	$-	$61,429	$-

Schedule of financial instruments measured at fair value on a nonrecurring basis
	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
(In thousands)	Total	Level 1	Level 2	Level 3

March 31, 2019
Impaired loans	$4,476	$-	$-	$4,476
Other real estate owned	1,720	-	1,720	-

December 31, 2018
Impaired loans	$659	$-	$-	$659
Other real estate owned	1,676	-	1,676	-

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
(In thousands)	Total	Level 1	Level 2	Level 3

December 31, 2018
Impaired loans	$659	$-	$-	$659
Other real estate owned	1,676	-	1,676	-

December 31, 2017
Impaired loans	$3,670	$-	$-	$3,670

Schedule of summary of the valuation methodology and unobservable inputs for Level 3 assets measured at fair value on a nonrecurring basis
(In thousands)	Fair Value	Valuation Technique	Unobservable Input

March 31, 2019
Impaired loans	$4,476	Real estate appraisals and business valuation	Discount for dated appraisals and comparable company evaluations

December 31, 2018
Impaired loans	$659	Real estate appraisals and business valuation	Discount for dated appraisals and comparable company evaluations

(In thousands)	Fair Value	Valuation Technique	Unobservable Input

December 31, 2018
Impaired loans	$659	Real estate appraisals and business valuation	Discount for dated appraisals and comparable company evaluations

December 31, 2017
Impaired loans	$3,670	Real estate appraisals	Discount for dated appraisals